Award Timing Disclosure	12 Months Ended
Dec. 31, 2024
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure

Policies and Practices Related to the Timing of Equity Grants

We generally grant annual equity-based awards, including stock options, to our executive officers in March of each year, in connection with our annual compensation review process, although the exact timing may change from year to year. Our Compensation Committee and/or our Board may also grant equity awards, including stock options, at different times of the year for new hires. Neither our Compensation Committee nor our Board grants equity awards in anticipation of the release of material non-public information, and we have not timed the disclosure of material non-public information for the purpose of affecting the value of executive compensation.

Award Timing MNPI Considered	true
Award Timing, How MNPI Considered	Our Compensation Committee and/or our Board may also grant equity awards, including stock options, at different times of the year for new hires.
MNPI Disclosure Timed for Compensation Value	false